Financial Information of Parent Company Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
Other selling and marketing expenses	$ 25,185,444	$ 40,177,216	$ 54,873,872
General and administrative expenses	27,839,081	28,417,373	30,680,912
Total operating expenses	53,515,747	82,706,221	134,670,847
Loss from operations	40,857,294	44,874,418	42,451,379
Other expenses	(195,355)	446,662	(249,324)
Loss before income taxes	39,839,911	42,920,731	39,056,903
Income taxes	183,091	1,170,517	645,763
Net loss of Acorn International, Inc. shareholders	(40,158,654)	(44,328,912)	(39,895,878)
Parent Company [Member]
Operating expenses:
Other selling and marketing expenses	207,461	357	640
General and administrative expenses	2,638,398	1,888,954	1,131,520
Total operating expenses	2,845,859	1,889,311	1,132,160
Loss from operations	(2,845,859)	(1,889,311)	(1,132,160)
Other expenses	112,848	(189,653)	(113,301)
Loss before income taxes	(2,733,011)	(2,078,964)	(1,245,461)
Income taxes	0	0	0
Equity in losses of subsidiaries	(37,425,643)	(42,249,948)	(38,650,417)
Net loss of Acorn International, Inc. shareholders	$ (40,158,654)	$ (44,328,912)	$ (39,895,878)